Risk and Capital Management (Details 4) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Loan operations and lease operations portfolio	R$ 910,590	R$ 909,422
Percentage of loan operations and lease operations portfolio	100.00%	100.00%
Loans to corporate entities [member]
IfrsStatementLineItems [Line Items]
Loan operations and lease operations portfolio	R$ 240,407	R$ 232,368
Micro Small And Medium Companies [member]
IfrsStatementLineItems [Line Items]
Loan operations and lease operations portfolio	277,666	261,032
Foreign Loans [member] | Foreign countries [member]
IfrsStatementLineItems [Line Items]
Loan operations and lease operations portfolio	R$ 250,121	R$ 269,670
Total Stage Two [Member]
IfrsStatementLineItems [Line Items]
Percentage of loan operations and lease operations portfolio	100.00%	100.00%
Total Stage Three [Member]
IfrsStatementLineItems [Line Items]
Percentage of loan operations and lease operations portfolio	100.00%	100.00%
Loan Operations [member]
IfrsStatementLineItems [Line Items]
Loan operations and lease operations portfolio	R$ 910,590	R$ 909,422
Percentage of loan operations and lease operations portfolio	63.10%	64.70%
Loan Operations [member] | Loans to corporate entities [member]
IfrsStatementLineItems [Line Items]
Loan operations and lease operations portfolio	R$ 136,461	R$ 139,268
Loan Operations [member] | Micro Small And Medium Companies [member]
IfrsStatementLineItems [Line Items]
Loan operations and lease operations portfolio	169,110	164,896
Loan Operations [member] | Foreign Loans [member] | Foreign countries [member]
IfrsStatementLineItems [Line Items]
Loan operations and lease operations portfolio	188,403	205,155
Loan commitments [member]
IfrsStatementLineItems [Line Items]
Loan operations and lease operations portfolio	R$ 430,078	R$ 405,244
Percentage of loan operations and lease operations portfolio	29.80%	28.80%
Loan commitments [member] | Loans to corporate entities [member]
IfrsStatementLineItems [Line Items]
Loan operations and lease operations portfolio	R$ 30,549	R$ 29,896
Loan commitments [member] | Micro Small And Medium Companies [member]
IfrsStatementLineItems [Line Items]
Loan operations and lease operations portfolio	97,192	86,378
Loan commitments [member] | Foreign Loans [member] | Foreign countries [member]
IfrsStatementLineItems [Line Items]
Loan operations and lease operations portfolio	44,409	46,210
Financial guarantee contracts [member]
IfrsStatementLineItems [Line Items]
Loan operations and lease operations portfolio	R$ 102,622	R$ 91,779
Percentage of loan operations and lease operations portfolio	7.10%	6.50%
Financial guarantee contracts [member] | Loans to corporate entities [member]
IfrsStatementLineItems [Line Items]
Loan operations and lease operations portfolio	R$ 73,397	R$ 63,204
Financial guarantee contracts [member] | Micro Small And Medium Companies [member]
IfrsStatementLineItems [Line Items]
Loan operations and lease operations portfolio	11,364	9,758
Financial guarantee contracts [member] | Foreign Loans [member] | Foreign countries [member]
IfrsStatementLineItems [Line Items]
Loan operations and lease operations portfolio	17,309	18,305
Total Assets [Member]
IfrsStatementLineItems [Line Items]
Loan operations and lease operations portfolio	R$ 1,443,290	R$ 1,406,445
Percentage of loan operations and lease operations portfolio	100.00%	100.00%
Stage One [member] | Stage One Loan [member]
IfrsStatementLineItems [Line Items]
Loan operations and lease operations portfolio	R$ 1,274,121	R$ 1,243,714
Stage One [member] | Stage One Loan [member] | Loans to corporate entities [member]
IfrsStatementLineItems [Line Items]
Loan operations and lease operations portfolio	231,554	223,267
Stage One [member] | Stage One Loan [member] | Micro Small And Medium Companies [member]
IfrsStatementLineItems [Line Items]
Loan operations and lease operations portfolio	252,361	236,760
Stage One [member] | Stage One Loan [member] | Foreign Loans [member] | Foreign countries [member]
IfrsStatementLineItems [Line Items]
Loan operations and lease operations portfolio	225,512	243,970
Stage One [member] | Loan Operations [member] | Stage One Loan [member]
IfrsStatementLineItems [Line Items]
Loan operations and lease operations portfolio	R$ 760,654	R$ 763,552
Percentage of loan operations and lease operations portfolio	59.70%	61.40%
Stage One [member] | Loan Operations [member] | Stage One Loan [member] | Loans to corporate entities [member]
IfrsStatementLineItems [Line Items]
Loan operations and lease operations portfolio	R$ 130,916	R$ 133,205
Stage One [member] | Loan Operations [member] | Stage One Loan [member] | Micro Small And Medium Companies [member]
IfrsStatementLineItems [Line Items]
Loan operations and lease operations portfolio	145,422	142,621
Stage One [member] | Loan Operations [member] | Stage One Loan [member] | Foreign Loans [member] | Foreign countries [member]
IfrsStatementLineItems [Line Items]
Loan operations and lease operations portfolio	166,981	182,516
Stage One [member] | Loan commitments [member] | Stage One Loan [member]
IfrsStatementLineItems [Line Items]
Loan operations and lease operations portfolio	R$ 414,954	R$ 393,010
Percentage of loan operations and lease operations portfolio	32.60%	31.60%
Stage One [member] | Loan commitments [member] | Stage One Loan [member] | Loans to corporate entities [member]
IfrsStatementLineItems [Line Items]
Loan operations and lease operations portfolio	R$ 30,053	R$ 29,853
Stage One [member] | Loan commitments [member] | Stage One Loan [member] | Micro Small And Medium Companies [member]
IfrsStatementLineItems [Line Items]
Loan operations and lease operations portfolio	95,886	84,619
Stage One [member] | Loan commitments [member] | Stage One Loan [member] | Foreign Loans [member] | Foreign countries [member]
IfrsStatementLineItems [Line Items]
Loan operations and lease operations portfolio	42,206	44,542
Stage One [member] | Financial Guarantees [member] | Stage One Loan [member]
IfrsStatementLineItems [Line Items]
Loan operations and lease operations portfolio	R$ 98,513	R$ 87,152
Percentage of loan operations and lease operations portfolio	7.70%	7.00%
Stage One [member] | Financial Guarantees [member] | Stage One Loan [member] | Loans to corporate entities [member]
IfrsStatementLineItems [Line Items]
Loan operations and lease operations portfolio	R$ 70,585	R$ 60,209
Stage One [member] | Financial Guarantees [member] | Stage One Loan [member] | Micro Small And Medium Companies [member]
IfrsStatementLineItems [Line Items]
Loan operations and lease operations portfolio	11,053	9,520
Stage One [member] | Financial Guarantees [member] | Stage One Loan [member] | Foreign Loans [member] | Foreign countries [member]
IfrsStatementLineItems [Line Items]
Loan operations and lease operations portfolio	16,325	16,912
Stage Two [member] | Stage Two Loan [Member]
IfrsStatementLineItems [Line Items]
Loan operations and lease operations portfolio	105,655	100,149
Stage Two [member] | Stage Two Loan [Member] | Loans to corporate entities [member]
IfrsStatementLineItems [Line Items]
Loan operations and lease operations portfolio	1,563	1,377
Stage Two [member] | Stage Two Loan [Member] | Micro Small And Medium Companies [member]
IfrsStatementLineItems [Line Items]
Loan operations and lease operations portfolio	14,413	13,908
Stage Two [member] | Stage Two Loan [Member] | Foreign Loans [member] | Foreign countries [member]
IfrsStatementLineItems [Line Items]
Loan operations and lease operations portfolio	15,126	16,686
Stage Two [member] | Loan Operations [member] | Stage Two Loan [Member]
IfrsStatementLineItems [Line Items]
Loan operations and lease operations portfolio	R$ 89,699	R$ 86,702
Percentage of loan operations and lease operations portfolio	84.90%	86.60%
Stage Two [member] | Loan Operations [member] | Stage Two Loan [Member] | Loans to corporate entities [member]
IfrsStatementLineItems [Line Items]
Loan operations and lease operations portfolio	R$ 956	R$ 901
Stage Two [member] | Loan Operations [member] | Stage Two Loan [Member] | Micro Small And Medium Companies [member]
IfrsStatementLineItems [Line Items]
Loan operations and lease operations portfolio	13,087	12,299
Stage Two [member] | Loan Operations [member] | Stage Two Loan [Member] | Foreign Loans [member] | Foreign countries [member]
IfrsStatementLineItems [Line Items]
Loan operations and lease operations portfolio	12,077	13,863
Stage Two [member] | Loan commitments [member] | Stage Two Loan [Member]
IfrsStatementLineItems [Line Items]
Loan operations and lease operations portfolio	R$ 14,740	R$ 11,608
Percentage of loan operations and lease operations portfolio	14.00%	11.60%
Stage Two [member] | Loan commitments [member] | Stage Two Loan [Member] | Loans to corporate entities [member]
IfrsStatementLineItems [Line Items]
Loan operations and lease operations portfolio	R$ 461	R$ 32
Stage Two [member] | Loan commitments [member] | Stage Two Loan [Member] | Micro Small And Medium Companies [member]
IfrsStatementLineItems [Line Items]
Loan operations and lease operations portfolio	1,216	1,494
Stage Two [member] | Loan commitments [member] | Stage Two Loan [Member] | Foreign Loans [member] | Foreign countries [member]
IfrsStatementLineItems [Line Items]
Loan operations and lease operations portfolio	2,091	1,544
Stage Two [member] | Financial guarantee contracts [member] | Stage Two Loan [Member]
IfrsStatementLineItems [Line Items]
Loan operations and lease operations portfolio	R$ 1,216	R$ 1,839
Percentage of loan operations and lease operations portfolio	1.10%	1.80%
Stage Two [member] | Financial guarantee contracts [member] | Stage Two Loan [Member] | Loans to corporate entities [member]
IfrsStatementLineItems [Line Items]
Loan operations and lease operations portfolio	R$ 146	R$ 444
Stage Two [member] | Financial guarantee contracts [member] | Stage Two Loan [Member] | Micro Small And Medium Companies [member]
IfrsStatementLineItems [Line Items]
Loan operations and lease operations portfolio	110	115
Stage Two [member] | Financial guarantee contracts [member] | Stage Two Loan [Member] | Foreign Loans [member] | Foreign countries [member]
IfrsStatementLineItems [Line Items]
Loan operations and lease operations portfolio	958	1,279
Stage three [member] | Stage Three Loan [Member]
IfrsStatementLineItems [Line Items]
Loan operations and lease operations portfolio	63,514	62,582
Stage three [member] | Stage Three Loan [Member] | Loans to corporate entities [member]
IfrsStatementLineItems [Line Items]
Loan operations and lease operations portfolio	7,290	7,724
Stage three [member] | Stage Three Loan [Member] | Micro Small And Medium Companies [member]
IfrsStatementLineItems [Line Items]
Loan operations and lease operations portfolio	10,892	10,364
Stage three [member] | Stage Three Loan [Member] | Foreign Loans [member] | Foreign countries [member]
IfrsStatementLineItems [Line Items]
Loan operations and lease operations portfolio	9,483	9,014
Stage three [member] | Loan Operations [member] | Stage Three Loan [Member]
IfrsStatementLineItems [Line Items]
Loan operations and lease operations portfolio	R$ 60,237	R$ 59,168
Percentage of loan operations and lease operations portfolio	94.80%	94.50%
Stage three [member] | Loan Operations [member] | Stage Three Loan [Member] | Loans to corporate entities [member]
IfrsStatementLineItems [Line Items]
Loan operations and lease operations portfolio	R$ 4,589	R$ 5,162
Stage three [member] | Loan Operations [member] | Stage Three Loan [Member] | Micro Small And Medium Companies [member]
IfrsStatementLineItems [Line Items]
Loan operations and lease operations portfolio	10,601	9,976
Stage three [member] | Loan Operations [member] | Stage Three Loan [Member] | Foreign Loans [member] | Foreign countries [member]
IfrsStatementLineItems [Line Items]
Loan operations and lease operations portfolio	9,345	8,776
Stage three [member] | Loan commitments [member] | Stage Three Loan [Member]
IfrsStatementLineItems [Line Items]
Loan operations and lease operations portfolio	R$ 384	R$ 626
Percentage of loan operations and lease operations portfolio	0.60%	1.00%
Stage three [member] | Loan commitments [member] | Stage Three Loan [Member] | Loans to corporate entities [member]
IfrsStatementLineItems [Line Items]
Loan operations and lease operations portfolio	R$ 35	R$ 11
Stage three [member] | Loan commitments [member] | Stage Three Loan [Member] | Micro Small And Medium Companies [member]
IfrsStatementLineItems [Line Items]
Loan operations and lease operations portfolio	90	265
Stage three [member] | Loan commitments [member] | Stage Three Loan [Member] | Foreign Loans [member] | Foreign countries [member]
IfrsStatementLineItems [Line Items]
Loan operations and lease operations portfolio	112	124
Stage three [member] | Financial guarantee contracts [member] | Stage Three Loan [Member]
IfrsStatementLineItems [Line Items]
Loan operations and lease operations portfolio	R$ 2,893	R$ 2,788
Percentage of loan operations and lease operations portfolio	4.60%	4.50%
Stage three [member] | Financial guarantee contracts [member] | Stage Three Loan [Member] | Loans to corporate entities [member]
IfrsStatementLineItems [Line Items]
Loan operations and lease operations portfolio	R$ 2,666	R$ 2,551
Stage three [member] | Financial guarantee contracts [member] | Stage Three Loan [Member] | Micro Small And Medium Companies [member]
IfrsStatementLineItems [Line Items]
Loan operations and lease operations portfolio	201	123
Stage three [member] | Financial guarantee contracts [member] | Stage Three Loan [Member] | Foreign Loans [member] | Foreign countries [member]
IfrsStatementLineItems [Line Items]
Loan operations and lease operations portfolio	R$ 26	R$ 114
Total Stage One [Member]
IfrsStatementLineItems [Line Items]
Percentage of loan operations and lease operations portfolio	100.00%	100.00%
Individuals [member]
IfrsStatementLineItems [Line Items]
Loan operations and lease operations portfolio	R$ 675,096	R$ 643,375
Individuals [member] | Loan Operations [member]
IfrsStatementLineItems [Line Items]
Loan operations and lease operations portfolio	416,616	400,103
Individuals [member] | Loan commitments [member]
IfrsStatementLineItems [Line Items]
Loan operations and lease operations portfolio	257,928	242,760
Individuals [member] | Financial Guarantees [member]
IfrsStatementLineItems [Line Items]
Loan operations and lease operations portfolio	552	512
Individuals [member] | Stage One [member] | Stage One Loan [member]
IfrsStatementLineItems [Line Items]
Loan operations and lease operations portfolio	564,694	539,717
Individuals [member] | Stage One [member] | Loan Operations [member] | Stage One Loan [member]
IfrsStatementLineItems [Line Items]
Loan operations and lease operations portfolio	317,335	305,210
Individuals [member] | Stage One [member] | Loan commitments [member] | Stage One Loan [member]
IfrsStatementLineItems [Line Items]
Loan operations and lease operations portfolio	246,809	233,996
Individuals [member] | Stage One [member] | Financial guarantee contracts [member] | Stage One Loan [member]
IfrsStatementLineItems [Line Items]
Loan operations and lease operations portfolio	550	511
Individuals [member] | Stage Two [member] | Stage Two Loan [Member]
IfrsStatementLineItems [Line Items]
Loan operations and lease operations portfolio	74,553	68,178
Individuals [member] | Stage Two [member] | Loan Operations [member] | Stage Two Loan [Member]
IfrsStatementLineItems [Line Items]
Loan operations and lease operations portfolio	63,579	59,639
Individuals [member] | Stage Two [member] | Loan commitments [member] | Stage Two Loan [Member]
IfrsStatementLineItems [Line Items]
Loan operations and lease operations portfolio	10,972	8,538
Individuals [member] | Stage Two [member] | Financial guarantee contracts [member]
IfrsStatementLineItems [Line Items]
Loan operations and lease operations portfolio	2	1
Individuals [member] | Stage three [member] | Stage Three Loan [Member]
IfrsStatementLineItems [Line Items]
Loan operations and lease operations portfolio	35,849	35,480
Individuals [member] | Stage three [member] | Loan Operations [member] | Stage Three Loan [Member]
IfrsStatementLineItems [Line Items]
Loan operations and lease operations portfolio	35,702	35,254
Individuals [member] | Stage three [member] | Loan commitments [member] | Stage Three Loan [Member]
IfrsStatementLineItems [Line Items]
Loan operations and lease operations portfolio	R$ 147	R$ 226